Share-based payments - Summary of number and weighted average exercise prices of share options (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Sharebased payments [Line Items]
Number of option,Beginning balance	6,315	29,238	33,834
Forfeited during the year	(4,979)	(8,191)	(3,444)
Number of option, Ending balance	0	6,315	29,238
Group management equity incentive plan [member]
Disclosure of Sharebased payments [Line Items]
Number of option,Beginning balance	0
Granted during the year	10,456,593
Forfeited during the year	(1,205,943)
Number of option, Ending balance	9,250,650	0